Stock-Based Compensation - Schedule of Activity Under the Plan is Set Forth (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Shares Available for Grant, Beginning	9,643	937
Shares Available for Grant, 2017 Options Plan Pool amended		11,342
Shares Available for Grant, Options granted		(3,854)
Shares Available for Grant, Options canceled		1,218
Shares Available for Grant, Ending		9,643	937
Number of Shares Outstanding, Beginning	16,000	14,195
Number of Shares Outstanding, Options granted		3,854
Number of Shares Outstanding, Options exercised		(831)
Number of Shares Outstanding, Options canceled		(1,218)
Number of Shares Outstanding, Ending		16,000	14,195
Weighted Average Exercise Price, Beginning	$ 0.91	$ 0.91
Weighted Average Exercise Price, Options granted		0.88
Weighted Average Exercise Price, Options exercised		0.72
Weighted Average Exercise Price, Options canceled		0.85
Weighted Average Exercise Price, Ending		$ 0.91	$ 0.91
Weighted- Average Remaining Contractual Term		7 years 7 months 6 days	8 years 1 month 6 days
Weighted- Average Remaining Contractual Term, Vested and expected to vest	7 years 3 months
Weighted- Average Remaining Contractual Term, Exercisable	6 years 7 months 13 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		12,533
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number		7,665
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price		$ 0.91
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price		$ 0.94